NET INCOME (EXPENSE) FROM FINANCIAL OPERATIONS (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income (expense) from financial operations
Trading derivatives	$ (18,974)	$ (395,209)	$ (503,981)
Trading investments	10,008	18,229	21,505
Sale of loans and accounts receivables from customers
Current portfolio	3,020	1,469	921
Charged-off portfolio	3,020	2,720	(58)
Available for sale investments	8,956	14,598	23,655
Repurchase of issued bonds	(742)	(8,630)	(14)
Other income (expense) from financial operations	(2,492)	(211)	75
Total income (expense)	$ 2,796	$ (367,034)	$ (457,897)